Going Concern and Financial Condition	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Going Concern and Financial Condition
Note 3 - Going Concern and Financial Condition

Note 3 - Liquidity and Financial Condition

Under ASC 205-40, Presentation of Financial Statements—Going Concern, the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. As required by ASC 205-40, this evaluation shall initially not take into consideration the potential mitigating effects of plans that have not been fully implemented as of the date the financial statements are issued. Management has assessed the Company’s ability to continue as a going concern in accordance with the requirement of ASC 205-40.

As reflected in the condensed consolidated financial statements, the Company had $1.7 million in cash on its balance sheet at June 30, 2021. The Company had working capital of $216,000 and an accumulated deficit of $65.6 million. Additionally, the Company had a net loss in the amount of $2.1 million and cash provided by operating activities of $502,000 for the six months ended June 30, 2021.

The accompanying condensed consolidated financial statements as of June 30, 2021 have been prepared assuming the Company will continue as a going concern. During the first six months of 2021, the Company eliminated $4,430,000 of convertible notes through conversions to shares of common stock. In June 2021, the Company announced that it had entered into a Debt Repayment and Exchange Agreement with its principal lender which, subject to various closing conditions including but not limited to the completion of an offering of equity securities resulting in net proceeds of at least $12.0 million by December 31, 2021, will repay all existing secured and unsecured debt obligations held by such lender. Based upon the elimination of convertible notes in the principal amount of $4,430,000, the agreement entered into with its principal lender, the Company’s current cash position and recent positive cash flow trends, management believes substantial doubt regarding the Company’s ability to continue as a going concern has been mitigated. The Company believes it will have sufficient working capital to fund operations for at least the next twelve months from the date of issuance of these financial statements.

Note 3 – Going Concern and Financial Condition

Under ASC 205-40, Presentation of Financial Statements—Going Concern, the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. As required by ASC 205-40, this evaluation shall initially not take into consideration the potential mitigating effects of plans that have not been fully implemented as of the date the financial statements are issued. Management has assessed the Company’s ability to continue as a going concern in accordance with the requirement of ASC 205-40.

The accompanying consolidated financial statements as of December 31, 2020 have been prepared assuming the Company will continue as a going concern. As reflected in the consolidated financial statements, the Company had an accumulated deficit of $63 million and a negative working capital of $984,112 at December 31, 2020. Additionally, the Company had a net loss in the amount of $5.8 million and cash used by operating activities of $1.2 million for the year ended December 31, 2020. These factors raise substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of these consolidated financial statements within the Company’s Annual Report on Form 10-K. Although we anticipate continued significant revenues for products used in MATS compliance activities and from licensing of our technologies, no assurances can be given that the Company can obtain sufficient working capital through these activities and additional financing may be needed to meet its obligations. In February 2021, the Company received second draw loan proceeds in the amount of $299,380 pursuant to the Paycheck Protection Program under the CARES Act which was enacted on March 27, 2020 as a result of the COVID-19 pandemic. In January and February 2021, certain warrant holders exercised warrants for cash and the Company received proceeds of approximately $246,808. Also, in January and February 2021, the Company substantially reduced the aggregate principal amount outstanding on various debt obligations. In this regard, $940,000 of the outstanding principal amount of convertible promissory notes issued in 2013 was converted to common stock, leaving $50,000 remaining outstanding on such notes issued in 2013. In March 2021, the Company eliminated $860,000 of outstanding convertible notes issued in 2018 by force converting all of such notes based on the terms thereof. Nevertheless, the Company may need to raise additional equity or debt financing. While the Company believes in its ability to raise additional funds, no assurances can be given that the Company can maintain sufficient working capital through these efforts, or that the continued implementation of its business plan will generate sufficient revenues in the future to sustain ongoing operations.

The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the possible inability of the Company to continue as a going concern.